SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.6%
----------------------------------------------------------------------
Getty Images, Inc.(1)                             4,000    $   122,200
----------------------------------------------------------------------
                                                           $   122,200
----------------------------------------------------------------------
Auto and Parts -- 1.8%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                       5,600    $   273,840
O'Reilly Automotive, Inc.(1)                      3,300         83,457
----------------------------------------------------------------------
                                                           $   357,297
----------------------------------------------------------------------
Banks -- 1.0%
----------------------------------------------------------------------
Corus Bankshares, Inc.                            4,400    $   192,104
----------------------------------------------------------------------
                                                           $   192,104
----------------------------------------------------------------------
Broadcasting and Radio -- 3.8%
----------------------------------------------------------------------
Cox Radio, Inc., Class A(1)                       4,200    $    95,802
Cumulus Media, Inc., Class A(1)                  12,700        188,341
Entercom Communications Corp.(1)                  3,800        178,296
Lin TV Corp., Class A(1)                         11,500        280,025
----------------------------------------------------------------------
                                                           $   742,464
----------------------------------------------------------------------
Business Services -- 10.6%
----------------------------------------------------------------------
BearingPoint, Inc.(1)                            39,000    $   269,100
Corporate Executive Board Co., (The)(1)           9,500        303,240
Fair, Isaac and Co., Inc.                         6,050        258,335
Hewitt Associates, Inc., Class A(1)               7,400        234,506
Insight Enterprises, Inc.(1)                     12,000         99,720
Iron Mountain, Inc.(1)                            9,100        300,391
Kroll, Inc.(1)                                    4,400         83,952
Resources Connection, Inc.(1)                    12,000        278,520
United Stationers, Inc.(1)                        9,000        259,209
----------------------------------------------------------------------
                                                           $ 2,086,973
----------------------------------------------------------------------
Chemicals -- 0.5%
----------------------------------------------------------------------
Georgia Gulf Corp.                                4,000    $    92,560
----------------------------------------------------------------------
                                                           $    92,560
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Newport Corp.(1)                                  5,700    $    71,592
----------------------------------------------------------------------
                                                           $    71,592
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Services -- 1.6%
----------------------------------------------------------------------
Kronos, Inc.(1)                                   3,200    $   118,368
Macrovision Corp.(1)                              6,500        104,260
NetScreen Technologies, Inc.(1)                   6,000        101,040
----------------------------------------------------------------------
                                                           $   323,668
----------------------------------------------------------------------
Computer Software -- 4.3%
----------------------------------------------------------------------
Borland Software Corp.(1)                        10,000    $   123,000
Documentum, Inc.(1)                               9,000        140,940
McDATA Corp., Class A(1)                         18,000        127,800
Mercury Interactive Corp.(1)                      2,700         80,055
National Instruments Corp.(1)                     5,500        178,695
Precise Software Solutions, Ltd.(1)               4,400         72,644
SERENA Software, Inc.(1)                          8,000        126,320
----------------------------------------------------------------------
                                                           $   849,454
----------------------------------------------------------------------
Drugs -- 2.5%
----------------------------------------------------------------------
Andrx Corp.(1)                                    8,500    $   124,695
Pharmaceutical Resources, Inc.(1)                 5,000        149,000
Taro Pharmaceutical Industries, Ltd.(1)           6,000        225,600
----------------------------------------------------------------------
                                                           $   499,295
----------------------------------------------------------------------
Education -- 1.3%
----------------------------------------------------------------------
Career Education Corp.(1)                         5,300    $   212,000
Corinthian Colleges, Inc.(1)                      1,200         45,432
----------------------------------------------------------------------
                                                           $   257,432
----------------------------------------------------------------------
Electronics - Instruments -- 4.5%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                    4,600    $   131,836
Cymer, Inc.(1)                                    7,000        225,750
FLIR Systems, Inc.(1)                             6,300        307,440
Garmin, Ltd.(1)                                   8,000        234,400
----------------------------------------------------------------------
                                                           $   899,426
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.1%
----------------------------------------------------------------------
Cree, Inc.(1)                                     5,600    $    91,560
Exar Corp.(1)                                    10,000        124,000
Integrated Circuit Systems, Inc.(1)               5,000         91,250
Intersil Corp., Class A(1)                        1,500         20,910
Marvell Technology Group, Ltd.(1)                 6,400        120,704
NVIDIA Corp.(1)                                   6,000         69,060

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                     5,000    $    95,400
----------------------------------------------------------------------
                                                           $   612,884
----------------------------------------------------------------------
Food - Wholesale/Distribution -- 2.4%
----------------------------------------------------------------------
American Italian Pasta Co., Class A(1)            6,500    $   233,870
Performance Food Group Co.(1)                     7,200        244,505
----------------------------------------------------------------------
                                                           $   478,375
----------------------------------------------------------------------
Health Services -- 5.2%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                           7,600    $   267,900
American Healthways, Inc.(1)                      3,700         64,750
LifePoint Hospitals, Inc.(1)                      8,200        245,434
Odyssey Healthcare, Inc.(1)                       4,500        156,150
Omnicare, Inc.                                    5,800        138,214
Renal Care Group, Inc.(1)                         5,000        158,200
----------------------------------------------------------------------
                                                           $ 1,030,648
----------------------------------------------------------------------
Information Services -- 5.3%
----------------------------------------------------------------------
Acxiom Corp.(1)                                  16,400    $   252,232
Arbitron, Inc.(1)                                 6,000        201,000
BISYS Group, Inc. (The)(1)                        9,000        143,100
CACI International, Inc., Class A(1)              5,500        196,020
Identix, Inc.(1)                                 20,654        106,368
PEC Solutions, Inc.(1)                            5,000        149,500
----------------------------------------------------------------------
                                                           $ 1,048,220
----------------------------------------------------------------------
Internet - Software -- 2.8%
----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)                                          13,000    $   168,610
Network Associates, Inc.(1)                      16,900        271,921
TIBCO Software, Inc.(1)                          18,100        111,858
----------------------------------------------------------------------
                                                           $   552,389
----------------------------------------------------------------------
Internet Services -- 1.6%
----------------------------------------------------------------------
Overture Services, Inc.(1)                        7,600    $   207,556
Websense, Inc.(1)                                 5,200        111,077
----------------------------------------------------------------------
                                                           $   318,633
----------------------------------------------------------------------
Investment Services -- 3.3%
----------------------------------------------------------------------
Boston Private Financial Holdings, Inc.           9,000    $   178,740
Federal Agricultural Mortgage Corp.,
Class C(1)                                        6,000        183,840
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Investment Services (continued)
----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A           7,600    $   149,492
WSFS Financial Corp.                              4,000        131,880
----------------------------------------------------------------------
                                                           $   643,952
----------------------------------------------------------------------
Manufacturing -- 1.2%
----------------------------------------------------------------------
Roper Industries, Inc.                            6,500    $   237,900
----------------------------------------------------------------------
                                                           $   237,900
----------------------------------------------------------------------
Medical - Biomed/Genetics -- 3.5%
----------------------------------------------------------------------
Adolor Corp.(1)                                   3,600    $    50,076
Affymetrix, Inc.(1)                               4,600        105,294
Charles River Laboratories
International, Inc.(1)                            8,400        323,232
Neurocrine Biosciences, Inc.(1)                   2,300        105,018
Tanox, Inc.(1)                                    4,800         43,440
XOMA Ltd.(1)                                     16,000         67,680
----------------------------------------------------------------------
                                                           $   694,740
----------------------------------------------------------------------
Medical Products -- 2.2%
----------------------------------------------------------------------
Biosite, Inc.(1)                                  3,000    $   102,060
Respironics, Inc.(1)                              4,000        121,724
Thoratec Corp.(1)                                14,251        108,735
Zoll Medical Corp.(1)                             3,000        107,010
----------------------------------------------------------------------
                                                           $   439,529
----------------------------------------------------------------------
Medical Services -- 1.9%
----------------------------------------------------------------------
Cerner Corp.(1)                                   4,500    $   140,670
Stericycle, Inc.(1)                               7,000        226,653
----------------------------------------------------------------------
                                                           $   367,323
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.1%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                        16,000    $   146,880
Varco International, Inc.(1)                     15,000        261,000
----------------------------------------------------------------------
                                                           $   407,880
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.3%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)                  7,800    $    94,692
Hydril Co.(1)                                     4,600        108,422
Newfield Exploration Co.(1)                       4,700        169,435
Noble Energy, Inc.                                5,500        206,525
Quicksilver Resources, Inc.(1)                    4,000         89,720

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
XTO Energy, Inc.                                  7,000    $   172,900
----------------------------------------------------------------------
                                                           $   841,694
----------------------------------------------------------------------
Publishing -- 2.3%
----------------------------------------------------------------------
McClatchy Co., (The), Class A                     5,000    $   283,650
Scholastic Corp.(1)                               4,900        176,155
----------------------------------------------------------------------
                                                           $   459,805
----------------------------------------------------------------------
Retail -- 0.8%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                  8,000    $   120,800
Tractor Supply Co.(1)                             1,000         37,600
----------------------------------------------------------------------
                                                           $   158,400
----------------------------------------------------------------------
Retail - Food and Drug -- 1.9%
----------------------------------------------------------------------
Flowers Foods, Inc.                              11,600    $   226,316
Whole Foods Market, Inc.(1)                       3,000        158,190
----------------------------------------------------------------------
                                                           $   384,506
----------------------------------------------------------------------
Retail - Restaurants -- 5.3%
----------------------------------------------------------------------
Applebee's International, Inc.                    9,100    $   211,038
California Pizza Kitchen, Inc.(1)                 7,000        176,400
Cheesecake Factory, Inc. (The)(1)                 6,800        245,820
Krispy Kreme Doughnuts, Inc.(1)                   5,300        178,981
P.F. Chang's China Bistro, Inc.(1)                2,800        101,640
Sonic Corp.(1)                                    6,550        134,210
----------------------------------------------------------------------
                                                           $ 1,048,089
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.5%
----------------------------------------------------------------------
99 Cents Only Stores(1)                           9,700    $   260,542
Abercrombie & Fitch Co., Class A(1)               7,900        161,634
AnnTaylor Stores Corp.(1)                         8,400        171,528
Hot Topic, Inc.(1)                                3,400         77,792
Too, Inc.(1)                                      9,000        211,680
----------------------------------------------------------------------
                                                           $   883,176
----------------------------------------------------------------------
Semiconductor Equipment -- 1.7%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                    3,600    $    41,256
Rudolph Technologies, Inc.(1)                     7,000        134,120
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc.(1)                               7,200    $   171,079
----------------------------------------------------------------------
                                                           $   346,455
----------------------------------------------------------------------
Software Services -- 3.8%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)                25,000    $   149,250
FileNET Corp.(1)                                 16,500        201,300
J.D. Edwards & Co.(1)                            14,200        160,176
Manhattan Associates, Inc.(1)                    10,200        241,332
----------------------------------------------------------------------
                                                           $   752,058
----------------------------------------------------------------------
Telecommunications - Services -- 0.5%
----------------------------------------------------------------------
Western Wireless Corp., Class A(1)               20,000    $   106,000
----------------------------------------------------------------------
                                                           $   106,000
----------------------------------------------------------------------
Transportation -- 2.3%
----------------------------------------------------------------------
Knight Transportation, Inc.(1)                    9,600    $   201,600
Swift Transportation Co., Inc.(1)                12,300        246,221
----------------------------------------------------------------------
                                                           $   447,821
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,027,220)                           $18,754,942
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 0.75%, 1/2/03                $     1,693    $ 1,692,965
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,692,965)                         $ 1,692,965
----------------------------------------------------------------------
Total Investments -- 103.5%
   (identified cost $19,720,185)                           $20,447,907
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.5)%                   $  (688,806)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $19,759,101
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $19,720,185)         $20,447,907
Cash                                              689
Dividends receivable                            1,610
Prepaid expenses                                   29
-----------------------------------------------------
TOTAL ASSETS                              $20,450,235
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   684,913
Payable to affiliate for Trustees' fees            51
Accrued expenses                                6,170
-----------------------------------------------------
TOTAL LIABILITIES                         $   691,134
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,759,101
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,031,379
Net unrealized appreciation (computed on
   the basis of identified cost)              727,722
-----------------------------------------------------
TOTAL                                     $19,759,101
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $    28,195
Dividends (net of foreign taxes, $423)         22,127
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    50,322
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   142,623
Trustees' fees and expenses                       254
Custodian fee                                  59,621
Legal and accounting services                  19,149
Miscellaneous                                   1,931
-----------------------------------------------------
TOTAL EXPENSES                            $   223,578
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (173,256)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,356,142)
   Foreign currency transactions                 (238)
-----------------------------------------------------
NET REALIZED LOSS                         $(6,356,380)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,163,318)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,163,318)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(7,519,698)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(7,692,954)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (173,256) $        (111,687)
   Net realized loss                             (6,356,380)        (4,258,367)
   Net change in unrealized appreciation
      (depreciation)                             (1,163,318)         1,935,749
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $      (7,692,954) $      (2,434,305)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      16,678,057  $      18,252,466
   Withdrawals                                   (8,284,214)        (3,294,680)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       8,393,843  $      14,957,786
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         700,889  $      12,523,481
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      19,058,212  $       6,534,731
------------------------------------------------------------------------------
AT END OF YEAR                            $      19,759,101  $      19,058,212
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        YEAR ENDED DECEMBER 31,
                                                                 -------------------------------------
                                                                   2002         2001         2000(1)
 -----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data+
 -----------------------------------------------------------------------------------------------------
 Ratios (As a percentage of average daily net assets):
    Net expenses                                                     1.18%        1.23%         2.22%(2)
    Net expenses after custodian fee reduction                       1.18%        1.23%         2.07%(2)
    Net investment loss                                             (0.91)%      (0.88)%       (1.58)%(2)
 Portfolio Turnover                                                   225%         117%           89%
 -----------------------------------------------------------------------------------------------------

 TOTAL RETURN*                                                     (33.36)%     (23.80)%          --
 -----------------------------------------------------------------------------------------------------
 Net assets, end of year (000's omitted)                         $ 19,759     $ 19,058       $ 6,535
 -----------------------------------------------------------------------------------------------------
 +  The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
 Ratios (As a percentage of average daily net assets):
    Expenses                                                                                    2.96%(2)
    Expenses after custodian fee reduction                                                      2.81%(2)
    Net investment loss                                                                        (2.32)%(2)
 -----------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Small-Cap Growth Fund held an approximate 55.6% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 33%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the year ended
   December 31, 2002, $18 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $142,623. Except as to the Trustees of the Portfolio who are not members of EVM's or

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $47,439,824 and $39,595,310, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 20,354,706
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,196,985
    Gross unrealized depreciation               (1,103,784)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     93,201
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, the Small Company Growth Portfolio's name was changed to Small-Cap Growth Portfolio.

SMALL-CAP GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP GROWTH PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE SMALL-CAP GROWTH FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)                                                 NUMBER OF PORTFOLIOS
                         WITH THE                                                     IN FUND COMPLEX
      NAME AND           TRUST AND     TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO   LENGTH OF SERVICE   DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
Jessica M.                Trustee       Trustee of the     President and Chief              185                    None
Bibliowicz                             Trust since 1998;   Executive Officer of
11/28/59                               of the Portfolio    National Financial
                                          since 2000       Partners (financial
                                                           services company)
                                                           (since April 1999).
                                                           President and Chief
                                                           Operating Officer of
                                                           John A. Levin & Co.
                                                           (registered investment
                                                           advisor) (July 1997 to
                                                           April 1999) and a
                                                           Director of Baker,
                                                           Fentress & Company,
                                                           which owns John A.
                                                           Levin & Co. (July 1997
                                                           to April 1999).
                                                           Ms. Bibliowicz is an
                                                           interested person
                                                           because of her
                                                           affiliation with a
                                                           brokerage firm.
James B. Hawkes           Trustee       Trustee of the     Chairman, President and          190              Director of EVC
11/9/41                                Trust since 1989;   Chief Executive Officer
                                       of the Portfolio    of EVC, EV, EVM and
                                          since 2000       BMR; Director of EV;
                                                           Vice President and
                                                           Director of EVD.
                                                           Trustee and/or officer
                                                           of 190 registered
                                                           investment companies in
                                                           the EVM Fund Complex.
                                                           Mr. Hawkes is an
                                                           interested person
                                                           because of his
                                                           positions with BMR,
                                                           EVM, EVC and EV, which
                                                           are affiliates of the
                                                           Fund and the Portfolio.
----------------------------------------------------------------------------------------------------------------------------------

NONINTERESTED TRUSTEE(S)

                        POSITION(S)                                                 NUMBER OF PORTFOLIOS
                         WITH THE                                                     IN FUND COMPLEX
  NAME AND DATE OF       TRUST AND     TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S)      OVERSEEN BY
       BIRTH           THE PORTFOLIO   LENGTH OF SERVICE   DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee       Trustee of the     President of Dwight              190           Trustee/Director of the
3/26/31                                Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                       of the Portfolio    (corporate relations                           funds) consisting of 17
                                          since 2000       and communications                                   portfolios
                                                           company).
Samuel L. Hayes, III      Trustee       Trustee of the     Jacob H. Schiff                  190           Director of Tiffany &
2/23/35                                Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                       of the Portfolio    Banking Emeritus,                               and of Telect, Inc.
                                          since 2000       Harvard University                               (telecommunication
                                                           Graduate School of                               services company)
                                                           Business
                                                           Administration.
Norton H. Reamer          Trustee       Trustee of the     President, Unicorn               190                    None
9/21/35                                Trust since 1989;   Corporation (an
                                       of the Portfolio    investment and
                                          since 2000       financial advisory
                                                           services company)
                                                           (since September 2000).
                                                           Chairman, Hellman,
                                                           Jordan Management
                                                           Co., Inc. (an
                                                           investment management
                                                           company) (since
                                                           November 2000).
                                                           Advisory Director of
                                                           Berkshire Capital
                                                           Corporation (investment
                                                           banking firm) (since
                                                           June 2002). Formerly,
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds).
Lynn A. Stout             Trustee       Trustee of the     Professor of Law,                185                    None
9/14/57                                Trust since 1998;   University of
                                       of the Portfolio    California at Los
                                          since 2000       Angeles School of Law
                                                           (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center
Jack L. Treynor           Trustee       Trustee of the     Investment Adviser and           170                    None
2/21/30                                Trust since 1989;   Consultant.
                                       of the Portfolio
                                          since 2000
----------------------------------------------------------------------------------------------------------------------------------

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
EATON VANCE SMALL-CAP GROWTH FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)
                                WITH THE
      NAME AND DATE OF         TRUST AND       TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
            BIRTH            THE PORTFOLIO     LENGTH OF SERVICE               DURING PAST FIVE YEARS
  ------------------------------------------------------------------------------------------------------------
  Thomas E. Faust Jr.         President of         Since 2002         Executive Vice President of EVM, BMR,
  5/31/58                      the Trust                              EVC, and EV; Chief Investment Officer of
                                                                      EVM and BMR and Director of EVC. Chief
                                                                      Executive Officer of Belair Capital Fund
                                                                      LLC, Belcrest Capital Fund LLC, Belmar
                                                                      Capital Fund LLC and Belport Capital
                                                                      Fund LLC (private investment companies
                                                                      sponsored by EVM). Officer of 50
                                                                      registered investment companies managed
                                                                      by EVM or BMR.
  Duke E. Laflamme           Vice President        Since 2001         Vice President of EVM and BMR. Officer
  7/8/69                      of the Trust                            of 12 registered investment companies
                                                                      managed by EVM or BMR.
  Thomas H. Luster           Vice President        Since 2002         Vice President of EVM and BMR. Officer
  4/8/62                      of the Trust                            of 14 registered investment companies
                                                                      managed by EVM and BMR.
  Duncan W. Richardson        President of         Since 2002         Senior Vice President and Chief Equity
  10/26/57                   the Portfolio                            Investment Officer of EVM and BMR.
                                                                      Officer of 40 registered investment
                                                                      companies managed by EVM or BMR.
  Edward E. Smiley, Jr.      Vice President  Vice President of the    Vice President of EVM and BMR. Officer
  10/5/44                                     Trust since 1996; of    of 36 registered investment companies
                                              the Portfolio since     managed by EVM or BMR.
                                                      2000
  Alan R. Dynner               Secretary     Secretary of the Trust   Vice President, Secretary and Chief
  10/10/40                                     since 1997; of the     Legal Officer of BMR, EVM, EVD, EV and
                                              Portfolio since 2000    EVC. Officer of 190 registered
                                                                      investment companies managed by EVM or
                                                                      BMR.
  William J. Austin, Jr.      Treasurer of       Since 2002(2)        Assistant Vice President of EVM and BMR.
  12/27/51                   the Portfolio                            Officer of 59 registered investment
                                                                      companies managed by EVM or BMR.
  James L. O'Connor           Treasurer of         Since 1989         Vice President of BMR, EVM and EVD.
  4/1/45                         Trust                                Officer of 112 registered investment
                                                                      companies managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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